COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCY [Abstract]
COMMITMENTS AND CONTINGENCY
22.	COMMITMENTS AND CONTINGENCY

(1)	Operating lease as lessee

The Company leases its facilities and offices under non-cancelable operating lease agreements. In addition, the Company pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases. These leases expire through 2017 and are renewable upon negotiation. Rental and bandwidth expenses under operating leases for 2012, 2013 and 2014 from continuing operations were $26,133, $27,258, and $22,244 respectively and from discontinued operations were $9,576, $9,982 and $8,603, respectively.

Future minimum lease payments under such non-cancellable leases as of December 31, 2014 are as follows:

2015	$14,526
2016	6,809
2017	144
2018 and thereafter	-

Total	$21,479

(2)	Unconditional investment commitment

Based on the share purchase agreement with Loadstar dated March 14, 2014, the Company will acquire Series C Preferred Stock issued by Loadstar with the total consideration of approximately $4.2 million within fiscal year 2015. The above mentioned consideration was not paid by December 31, 2014.